IDS Life
Single Premium
Variable Life
Insurance Policy

  Annual Report for:

- Single Premium Variable Life Insurance
  Policy issued by IDS Life Insurance
  Company

  Prospectus for:

- The Shearson Lehman Brothers Fund of Stripped
  ("Zero Coupon") U.S. Treasury Securities Fund, Series A

[LOGO]

Offers an
opportunity for
growth with
life insurance
protection

Issued by IDS Life Insurance Company

IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT -- SINGLE PREMIUM VARIABLE LIFE SUBACCOUNTS

Annual Financial Information

REPORT OF INDEPENDENT AUDITORS
THE BOARD OF DIRECTORS
IDS LIFE INSURANCE COMPANY
We have audited the accompanying individual and combined statements of net assets of the segregated asset subaccounts of IDS Life Variable Life Separate Account -- Single Premium Variable Life Subaccounts (comprised of subaccounts P, T, Q, S, R and V04) as of December 31, 1999, and the related statements of operations and changes in net assets for each of the three years in the period then ended. These financial statements are the responsibility of the management of IDS Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 1999 with the affiliated mutual fund manager and the unit investment trust sponsor. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the individual and combined financial position of the segregated asset subaccounts of IDS Life Variable Life Separate Account -- Single Premium Variable Life Subaccounts at December 31, 1999 and the individual and combined results of their operations and the changes in their net assets for the periods described above, in conformity with accounting principles generally accepted in the United States.

ERNST & YOUNG LLP
Minneapolis, Minnesota
March 17, 2000

--------------------------------------------------------------------------------

IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT -- SINGLE PREMIUM VARIABLE LIFE SUBACCOUNTS
--------------------------------------------------------------------------------

STATEMENTS OF NET ASSETS

                                                               SEGREGATED ASSET SUBACCOUNTS                           COMBINED
                                         -------------------------------------------------------------------------    VARIABLE
DEC. 31, 1999                                 P           T           Q            S           R           V04         ACCOUNT

 Assets
---------------------------------------------------------------------------------------------------------------------------------
Investments in shares of mutual fund
  portfolios and units of the trust:
    at cost                              $ 6,713,405  $2,283,142  $3,255,798  $20,131,297  $1,531,286  $  593,136    $34,508,064
                                         ----------------------------------------------------------------------------------------
    at market value                      $17,202,780  $2,251,065  $3,133,569  $33,296,374  $1,531,294  $1,364,874    $58,779,956
Dividends receivable                              --      10,418      38,212           --       7,175          --         55,805
Accounts receivable from IDS Life for
  contract purchase payments                      --          --          --           --          --       5,525          5,525
Receivable from mutual fund portfolios
  and the trust for share redemptions             --          --          --           --          --       1,042          1,042
---------------------------------------------------------------------------------------------------------------------------------
Total assets                              17,202,780   2,261,483   3,171,781   33,296,374   1,538,469   1,371,441     58,842,328
---------------------------------------------------------------------------------------------------------------------------------

 Liabilities
---------------------------------------------------------------------------------------------------------------------------------
Payable to IDS Life for:
  Mortality and expense risk fee               7,254         963       1,346       14,152         664         578         24,957
  Minimum death benefit guarantee risk
    charge                                     2,176         288         404        4,246         199         174          7,487
  Transaction charge                              --          --          --           --          --         290            290
  Contract terminations                        1,171          60         575        1,203          65          --          3,074
Payable to mutual fund portfolios and
  the trust for investments purchased             --          --          --           --          --       5,525          5,525
---------------------------------------------------------------------------------------------------------------------------------
Total liabilities                             10,601       1,311       2,325       19,601         928       6,567         41,333
---------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
  contracts in accumulation period       $17,192,179  $2,260,172  $3,169,456  $33,276,773  $1,537,541  $1,364,874    $58,800,995
---------------------------------------------------------------------------------------------------------------------------------
Accumulation units outstanding             1,667,911     998,082   1,297,620    5,256,979     814,959     462,034
------------------------------------------------------------------------------------------------------------------
Net asset value per accumulation unit    $     10.31  $     2.26  $     2.44  $      6.33  $     1.89  $     2.95
------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

2      VARIABLE LIFE SEPARATE ACCOUNT -- SINGLE PREMIUM VARIABLE LIFE
SUBACCOUNTS

IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT -- SINGLE PREMIUM VARIABLE LIFE SUBACCOUNTS
--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS

                                                              SEGREGATED ASSET SUBACCOUNTS                       COMBINED
                                          --------------------------------------------------------------------   VARIABLE
YEAR ENDED DEC. 31, 1999                       P           T          Q          S           R         V04        ACCOUNT

 Investment income
---------------------------------------------------------------------------------------------------------------------------
Dividend income from mutual fund
  portfolios and in the trust             $       --   $ 134,062  $ 233,128  $  874,038  $ 74,850   $      --   $ 1,316,078
---------------------------------------------------------------------------------------------------------------------------
Expenses:
Mortality and expense risk fee                56,568      11,964     16,136     149,527     8,165       7,239       249,599
Minimum death benefit guarantee risk
  charge                                      16,971       3,589      4,841      44,858     2,450       2,172        74,881
Transaction charge                                --          --         --          --        --       3,619         3,619
---------------------------------------------------------------------------------------------------------------------------
Total expenses                                73,539      15,553     20,977     194,385    10,615      13,030       328,099
---------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net              (73,539)    118,509    212,151     679,653    64,235     (13,030)      987,979
---------------------------------------------------------------------------------------------------------------------------

 Realized and unrealized gain (loss) on investments -- net
---------------------------------------------------------------------------------------------------------------------------
Realized gain (loss) on sales of
  investments in mutual fund portfolios
  and in the trust:
  Proceeds from sales                      1,110,121     222,518    327,532   2,591,706   422,584     172,990     4,847,451
  Cost of investments sold                   710,553     220,845    329,045   1,763,973   422,588      73,217     3,520,221
---------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments      399,568       1,673     (1,513)    827,733        (4)     99,773     1,327,230
Net change in unrealized appreciation or
  depreciation of investments              7,348,230    (184,669)  (218,626)  5,049,217        31    (155,478)   11,838,705
---------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments             7,747,798    (182,996)  (220,139)  5,876,950        27     (55,705)   13,165,935
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations               $7,674,259   $ (64,487) $  (7,988) $6,556,603  $ 64,262   $ (68,735)  $14,153,914
---------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT -- SINGLE PREMIUM VARIABLE LIFE SUBACCOUNTS
--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS

                                                              SEGREGATED ASSET SUBACCOUNTS                       COMBINED
                                          --------------------------------------------------------------------   VARIABLE
YEAR ENDED DEC. 31, 1998                       P           T          Q          S           R         V04        ACCOUNT

 Investment income
---------------------------------------------------------------------------------------------------------------------------
Dividend income from mutual fund
  portfolios and in the trust             $ 1,581,306  $149,470   $261,481   $2,488,706  $ 80,350    $     --   $4,561,313
---------------------------------------------------------------------------------------------------------------------------
Expenses:
Mortality and expense risk fee                 49,124    12,084     17,744      141,519     8,135       4,332      232,938
Minimum death benefit guarantee risk
  charge                                       14,737     3,625      5,323       42,456     2,440       1,372       69,953
Transaction charge                                 --        --         --           --        --       3,788        3,788
---------------------------------------------------------------------------------------------------------------------------
Total expenses                                 63,861    15,709     23,067      183,975    10,575       9,492      306,679
---------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net             1,517,445   133,761    238,414    2,304,731    69,775      (9,492)   4,254,634
---------------------------------------------------------------------------------------------------------------------------

 Realized and unrealized gain (loss) on investments -- net
---------------------------------------------------------------------------------------------------------------------------
Realized gain (loss) on sales of
  investments in mutual fund portfolios
  and in the trust:
  Proceeds from sales                         916,312   198,947    553,538    2,288,452   942,680      74,670    4,974,599
  Cost of investments sold                    571,791   187,596    528,892    1,713,396   942,701      31,847    3,976,223
---------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments       344,521    11,351     24,646      575,056       (21)     42,823      998,376
Net change in unrealized appreciation or
  depreciation of investments              (1,042,794)   33,795    (93,807)     691,542        16     127,755     (283,493)
---------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments               (698,273)   45,146    (69,161)   1,266,598        (5)    170,578      714,883
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations               $   819,172  $178,907   $169,253   $3,571,329  $ 69,770    $161,086   $4,969,517
---------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

4      VARIABLE LIFE SEPARATE ACCOUNT -- SINGLE PREMIUM VARIABLE LIFE
SUBACCOUNTS

IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT -- SINGLE PREMIUM VARIABLE LIFE SUBACCOUNTS
--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS

                                                              SEGREGATED ASSET SUBACCOUNTS                       COMBINED
                                          --------------------------------------------------------------------   VARIABLE
YEAR ENDED DEC. 31, 1997                       P           T          Q          S           R         V04        ACCOUNT

 Investment income
---------------------------------------------------------------------------------------------------------------------------
Dividend income from mutual fund
  portfolios and in the trust             $  343,995   $162,479   $261,147   $2,543,542  $102,366    $     --   $3,413,529
---------------------------------------------------------------------------------------------------------------------------
Expenses:
Mortality and expense risk fee                46,670     12,192     18,388      133,297    10,328      10,542      231,417
Minimum death benefit guarantee risk
  charge                                      14,001      3,658      5,517       39,989     3,099       3,088       69,352
Transaction charge                                --         --         --           --        --       3,579        3,579
---------------------------------------------------------------------------------------------------------------------------
Total expenses                                60,671     15,850     23,905      173,286    13,427      17,209      304,348
---------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net              283,324    146,629    237,242    2,370,256    88,939     (17,209)   3,109,181
---------------------------------------------------------------------------------------------------------------------------

 Realized and unrealized gain (loss) on investments -- net
---------------------------------------------------------------------------------------------------------------------------
Realized gain (loss) on sales of
  investments in mutual fund portfolios
  and in the trust:
  Proceeds from sales                        910,595    458,355    783,751    2,116,485   805,066     211,798    5,286,050
  Cost of investments sold                   580,005    443,302    744,814    1,543,981   805,089     101,778    4,218,969
---------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments      330,590     15,053     38,937      572,504       (23)    110,020    1,067,081
Net change in unrealized appreciation or
  depreciation of investments              1,101,264     19,281    (17,969)   1,180,213        20      40,514    2,323,323
---------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments             1,431,854     34,334     20,968    1,752,717        (3)    150,534    3,390,404
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations               $1,715,178   $180,963   $258,210   $4,122,973  $ 88,936    $133,325   $6,499,585
---------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT -- SINGLE PREMIUM VARIABLE LIFE SUBACCOUNTS
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                               SEGREGATED ASSET SUBACCOUNTS                           COMBINED
                                         -------------------------------------------------------------------------    VARIABLE
YEAR ENDED DEC. 31, 1999                      P           T           Q            S           R           V04         ACCOUNT

 Operations
---------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net          $   (73,539) $  118,509  $  212,151  $   679,653  $   64,235  $  (13,030)   $   987,979
Net realized gain (loss) on investments      399,568       1,673      (1,513)     827,733          (4)     99,773      1,327,230
Net change in unrealized appreciation
  or depreciation of investments           7,348,230    (184,669)   (218,626)   5,049,217          31    (155,478)    11,838,705
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                7,674,259     (64,487)     (7,988)   6,556,603      64,262     (68,735)    14,153,914
---------------------------------------------------------------------------------------------------------------------------------

 Contract transactions
---------------------------------------------------------------------------------------------------------------------------------
Net transfers*                               (41,817)     50,214     (70,753)    (177,963)    257,071     (23,855)        (7,103)
Transfers for policy loans                  (208,835)     (1,146)    (18,853)    (464,588)    (13,339)     (3,493)      (710,254)
Policy charges                              (204,367)    (59,059)    (89,742)    (565,396)    (48,142)    (31,007)      (997,713)
Contract terminations:
  Surrender benefits                        (282,868)     (7,334)    (51,818)    (802,718)   (144,883)    (70,276)    (1,359,897)
  Death benefits                             (29,690)   (143,661)     (1,981)    (149,790)    (44,462)         --       (369,584)
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                              (767,577)   (160,986)   (233,147)  (2,160,455)      6,245    (128,631)    (3,444,551)
---------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year           10,285,497   2,485,645   3,410,591   28,880,625   1,467,034   1,562,240     48,091,632
---------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                $17,192,179  $2,260,172  $3,169,456  $33,276,773  $1,537,541  $1,364,874    $58,800,995
---------------------------------------------------------------------------------------------------------------------------------

 Accumulation unit activity
---------------------------------------------------------------------------------------------------------------------------------
Units outstanding at beginning of year     1,793,506   1,065,127   1,393,133    5,648,944     808,770     505,671
Net transfers*                                (9,375)     25,855     (29,062)     (33,431)    141,482      (8,942)
Transfers for policy loans                   (36,603)       (485)     (7,713)     (86,017)     (6,888)     (1,163)
Policy charges                               (32,192)    (25,885)    (36,841)    (103,432)    (26,048)    (10,315)
Contract terminations:
  Surrender benefits                         (43,781)     (3,144)    (21,089)    (142,300)    (78,372)    (23,217)
  Death benefits                              (3,644)    (63,386)       (808)     (26,785)    (23,985)         --
------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year           1,667,911     998,082   1,297,620    5,256,979     814,959     462,034
------------------------------------------------------------------------------------------------------------------

* Includes transfer activity from (to) other subaccounts and transfers from (to) IDS Life's fixed account.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

6      VARIABLE LIFE SEPARATE ACCOUNT -- SINGLE PREMIUM VARIABLE LIFE
SUBACCOUNTS

IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT -- SINGLE PREMIUM VARIABLE LIFE SUBACCOUNTS
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                               SEGREGATED ASSET SUBACCOUNTS                           COMBINED
                                         -------------------------------------------------------------------------    VARIABLE
YEAR ENDED DEC. 31, 1998                      P           T           Q            S           R           V04         ACCOUNT

 Operations
---------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net          $ 1,517,445  $  133,761  $  238,414  $ 2,304,731  $   69,775  $   (9,492)   $ 4,254,634
Net realized gain (loss) on investments      344,521      11,351      24,646      575,056         (21)     42,823        998,376
Net change in unrealized appreciation
  or depreciation of investments          (1,042,794)     33,795     (93,807)     691,542          16     127,755       (283,493)
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                  819,172     178,907     169,253    3,571,329      69,770     161,086      4,969,517
---------------------------------------------------------------------------------------------------------------------------------

 Contract transactions
---------------------------------------------------------------------------------------------------------------------------------
Net transfers*                               204,760      94,550     (75,831)     (16,488)   (232,325)     10,818        (14,516)
Transfers for policy loans                  (175,686)    (18,997)     14,631     (261,010)     10,607       6,733       (423,722)
Policy charges                              (174,382)    (57,290)    (94,276)    (517,821)    (44,790)    (30,900)      (919,459)
Contract terminations:
  Surrender benefits                        (306,093)    (21,777)   (118,675)    (455,723)    (44,930)       (164)      (947,362)
  Death benefits                            (149,897)    (80,996)   (154,453)    (744,585)   (117,934)    (17,390)    (1,265,255)
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                              (601,298)    (84,510)   (428,604)  (1,995,627)   (429,372)    (30,903)    (3,570,314)
---------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year           10,067,623   2,391,248   3,669,942   27,304,923   1,826,636   1,432,057     46,692,429
---------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                $10,285,497  $2,485,645  $3,410,591  $28,880,625  $1,467,034  $1,562,240    $48,091,632
---------------------------------------------------------------------------------------------------------------------------------

 Accumulation unit activity
---------------------------------------------------------------------------------------------------------------------------------
Units outstanding at beginning of year     1,902,396   1,104,618   1,565,410    6,070,531   1,051,218     516,431
Net transfers*                                36,930      40,629     (25,232)      (4,678)   (131,751)      3,582
Transfers for policy loans                   (32,796)     (8,516)      5,999      (57,546)      5,767       2,159
Policy charges                               (32,792)    (25,587)    (39,286)    (109,742)    (25,238)    (10,472)
Contract terminations:
  Surrender benefits                         (53,774)     (9,706)    (49,492)     (96,459)    (24,972)        (57)
  Death benefits                             (26,458)    (36,311)    (64,266)    (153,162)    (66,254)     (5,972)
------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year           1,793,506   1,065,127   1,393,133    5,648,944     808,770     505,671
------------------------------------------------------------------------------------------------------------------

* Includes transfer activity from (to) other subaccounts and transfers from (to) IDS Life's fixed account.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT -- SINGLE PREMIUM VARIABLE LIFE SUBACCOUNTS
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                               SEGREGATED ASSET SUBACCOUNTS                           COMBINED
                                         -------------------------------------------------------------------------    VARIABLE
YEAR ENDED DEC. 31, 1997                      P           T           Q            S           R           V04         ACCOUNT

 Operations
---------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net          $   283,324  $  146,629  $  237,242  $ 2,370,256  $   88,939  $  (17,209)   $ 3,109,181
Net realized gain (loss) on investments      330,590      15,053      38,937      572,504         (23)    110,020      1,067,081
Net change in unrealized appreciation
  or depreciation of investments           1,101,264      19,281     (17,969)   1,180,213          20      40,514      2,323,323
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                1,715,178     180,963     258,210    4,122,973      88,936     133,325      6,499,585
---------------------------------------------------------------------------------------------------------------------------------

 Contract transactions
---------------------------------------------------------------------------------------------------------------------------------
Net transfers*                               318,374    (152,023)   (327,174)    (130,268)    399,796    (116,174)        (7,469)
Transfers for policy loans                  (184,275)    (18,873)    (30,586)    (302,455)    (19,079)     (4,568)      (559,836)
Policy charges                              (161,793)    (56,360)    (94,537)    (472,276)    (50,050)    (30,502)      (865,518)
Contract terminations:
  Surrender benefits                        (238,095)    (76,325)   (156,242)    (435,414)   (485,317)    (34,738)    (1,426,131)
  Death benefits                             (41,714)    (69,127)    (59,968)    (347,973)         --         (57)      (518,839)
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                              (307,503)   (372,708)   (668,507)  (1,688,386)   (154,650)   (186,039)    (3,377,793)
---------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year            8,659,948   2,582,993   4,080,239   24,870,336   1,892,350   1,484,771     43,570,637
---------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                $10,067,623  $2,391,248  $3,669,942  $27,304,923  $1,826,636  $1,432,057    $46,692,429
---------------------------------------------------------------------------------------------------------------------------------

 Accumulation unit activity
---------------------------------------------------------------------------------------------------------------------------------
Units outstanding at beginning of year     1,965,179   1,290,739   1,875,734    6,472,563   1,137,105     589,227
Net transfers*                                72,137     (76,901)   (157,837)     (29,588)    241,569     (46,017)
Transfers for policy loans                   (36,505)     (9,011)    (13,544)     (71,678)    (11,114)     (1,652)
Policy charges                               (34,105)    (27,442)    (42,007)    (112,375)    (29,445)    (11,759)
Contract terminations:
  Surrender benefits                         (54,621)    (38,302)    (71,009)    (105,019)   (286,897)    (13,347)
  Death benefits                              (9,689)    (34,465)    (25,927)     (83,372)         --         (21)
------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year           1,902,396   1,104,618   1,565,410    6,070,531   1,051,218     516,431
------------------------------------------------------------------------------------------------------------------

* Includes transfer activity from (to) other subaccounts and transfers from (to) IDS Life's fixed account.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

8      VARIABLE LIFE SEPARATE ACCOUNT -- SINGLE PREMIUM VARIABLE LIFE
SUBACCOUNTS

IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT -- SINGLE PREMIUM VARIABLE LIFE SUBACCOUNTS

Notes to Financial Statements

1. ORGANIZATION

IDS Life Variable Life Separate Account (the Variable Account) was established under Minnesota law on Oct. 16, 1985 as a segregated asset account of IDS Life Insurance Company (IDS Life). The Variable Account is registered as a single unit investment trust under the Investment Company Act of 1940, as amended (the 1940 Act). Operations of the Variable Account commenced on Jan. 20, 1986.

The Variable Account is comprised of various subaccounts. Each subaccount invests exclusively in shares of one of the following portfolios (the Funds) of IDS Life Series Fund, Inc. (IDS Life Series Fund) or in the Trust. IDS Life Series Fund is registered under the 1940 Act as a diversified, open-end management investment company. The Trust is registered under the 1940 Act as a unit investment trust. The Funds have the following investment managers and the Trust has the following sponsor.

SUBACCOUNT   INVESTS EXCLUSIVELY IN SHARES OF                                  INVESTMENT MANAGER/SPONSOR
-----------------------------------------------------------------------------------------------------------
P            IDS Life Series Fund -- Equity Portfolio                         IDS Life Insurance Company(1)
T            IDS Life Series Fund -- Government Securities Portfolio          IDS Life Insurance Company(1)
Q            IDS Life Series Fund -- Income Portfolio                         IDS Life Insurance Company(1)
S            IDS Life Series Fund -- Managed Portfolio                        IDS Life Insurance Company(1)
R            IDS Life Series Fund -- Money Market Portfolio                   IDS Life Insurance Company(1)
V04          2004 Trust                                                       Salomon Smith Barney Inc.
-----------------------------------------------------------------------------------------------------------

(1)  American Express Financial Corporation (AEFC) is the investment advisor.

The assets of each subaccount of the Variable Account are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by IDS Life.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Investments in the Funds
Investments in shares of the Funds are stated at market value which is the net asset value per share as determined by the respective Funds. Investment transactions are accounted for on the date the shares are purchased and sold. The cost of investments sold and redeemed is determined on the average cost method. Dividend distributions received from the Funds are reinvested in additional shares of the Funds and are recorded as income by the subaccounts on the ex-dividend date.

Unrealized appreciation or depreciation of investments in the accompanying financial statements represents the subaccounts' share of the Funds' undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

Investments in the Trust
Investments in units of the Trust are stated at market value which is the net asset value per unit as determined by the Trust. Investment transactions are accounted for on the date the units are purchased and sold. The cost of investments sold and redeemed is determined on the average cost method.

--------------------------------------------------------------------------------

IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT -- SINGLE PREMIUM VARIABLE LIFE SUBACCOUNTS

Unrealized appreciation or depreciation of investments in the accompanying financial statements represents the subaccount's share of the Trust's undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

Federal Income Taxes
IDS Life is taxed as a life insurance company. The Variable Account is treated as part of IDS Life for federal income tax purposes. Under existing federal income tax law, no income taxes are payable with respect to any investment income of the Variable Account.

3. MORTALITY CHARGE

IDS Life deducts a mortality charge from the policy value each month. Prior to the maturity date of the policy, the death benefit will always be higher than the policy value. This deduction will enable IDS Life to pay this additional amount. The charge is determined on the monthly date by multiplying the net amount at risk IDS Life is assuming, as of that day, by the cost of insurance rate. The mortality charge is taken from the subaccounts as specified in the application for the policy, or as subsequently changed.

4. MORTALITY AND EXPENSE RISK CHARGE

IDS Life makes contractual assurances to the Variable Account that possible future adverse changes in administrative expenses and mortality experience of the policy owners and beneficiaries will not affect the Variable Account. The mortality and expense risk fee paid to IDS Life is computed daily and is equal, on an annual basis, to 0.5% of the daily net asset value of the Variable Account.

5. MINIMUM DEATH BENEFIT GUARANTEE RISK CHARGE

IDS Life deducts a minimum death benefit guarantee risk charge equal, on an annual basis, to 0.15% of the daily net asset value of the Variable Account. This deduction is made to compensate IDS Life for the risk it assumes by providing a guaranteed minimum death benefit. The deduction is made from the Variable Account and computed on a daily basis. This charge is guaranteed for the life of the contract and may not be increased.

6. ISSUE AND ADMINISTRATIVE EXPENSE CHARGE

The policy provides for a one-time $150 issue and administrative expense charge which was deducted directly from the premium paid by the owner. This charge is to reimburse IDS Life for expenses incurred in processing the premium payment and establishing and maintaining the records relating to the owner and participation in the subaccounts for the duration of the policy.

--------------------------------------------------------------------------------

10      VARIABLE LIFE SEPARATE ACCOUNT -- SINGLE PREMIUM VARIABLE LIFE
SUBACCOUNTS

IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT -- SINGLE PREMIUM VARIABLE LIFE SUBACCOUNTS

7. PREMIUM TAX CHARGE

The policy provides that a charge of 2.5% of the single premium will be deducted from the single premium to cover the premium taxes assessed by the various states. Premium taxes vary from state to state. This charge is the average rate which IDS Life expects to pay on premiums from all states.

8. TRANSACTION CHARGE

IDS Life makes a daily charge against the assets of the subaccount investing in the Trust. This charge is intended to reimburse IDS Life for the transaction charge paid directly by IDS Life to Salomon Smith Barney Inc. on the sale of the Trust units to the Variable Account. IDS Life pays these amounts from its general account assets. The amount of the asset charge is equivalent to an effective annual rate of 0.25% of the account value invested in the Trust. This amount may be increased in the future but in no event will it exceed an effective annual rate of 0.5% of the Variable Account value. The charge will be cost-based (taking into account a loss of interest) with no anticipated element of profit for IDS Life.

9. INVESTMENT IN SHARES/UNITS

The subaccounts' investment in shares of the Funds and units of the Trust as of Dec. 31, 1999 were as follows:

SUBACCOUNT         INVESTMENT         SHARES/UNITS       NAV
----------------------------------------------------------------
              IDS Life Series Fund
P             -- Equity Portfolio         345,332       $49.82
              IDS Life Series Fund
              -- Government
T             Securities Portfolio        234,148         9.61
              IDS Life Series Fund
Q             -- Income Portfolio         334,563         9.37
              IDS Life Series Fund
S             -- Managed Portfolio      1,441,357        23.10
              IDS Life Series Fund
              -- Money Market
R             Portfolio                 1,531,412         1.00
V04           2004 Trust                1,861,117         0.73
----------------------------------------------------------------

10. INVESTMENT TRANSACTIONS

The subaccounts' purchases of Funds' shares or Trust units, including reinvestment of dividend distributions, were as follows:

                                                    YEAR ENDED DEC. 31,
SUBACCOUNT           INVESTMENT               1999          1998          1997
---------------------------------------------------------------------------------
              IDS Life Series Fund --
P             Equity Portfolio             $  279,606    $1,821,507    $  887,907
              IDS Life Series Fund --
              Government Securities
T             Portfolio                       180,088       244,585       235,276
              IDS Life Series Fund --
Q             Income Portfolio                270,649       350,347       365,487
              IDS Life Series Fund --
S             Managed Portfolio             1,130,505     2,567,821     2,801,013
              IDS Life Series Fund --
R             Money Market Portfolio          486,817       583,082       739,355
V04           2004 Trust                       30,112        32,833        10,039
---------------------------------------------------------------------------------
              Combined Variable Account    $2,377,777    $5,600,175    $5,039,077
---------------------------------------------------------------------------------

--------------------------------------------------------------------------------

IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT -- SINGLE PREMIUM VARIABLE LIFE SUBACCOUNTS

11. YEAR 2000 (UNAUDITED)

The Year 2000 issue is the result of computer programs having been written using two digits rather than four to define a year. Any programs that have time-sensitive software may recognize a date using "00" as the year 1900 rather than 2000. This could result in the failure of major systems or miscalculations, which could have a material impact on the operations of IDS Life and the Variable Account. All of the major systems used by IDS Life and the Variable Account are maintained by AEFC and are utilized by multiple subsidiaries and affiliates of AEFC. IDS Life's and the Variable Account's businesses are heavily dependent upon AEFC's computer systems and have significant interaction with systems of third parties.

A comprehensive review of AEFC's computer systems and business processes, including those specific to IDS Life and the Variable Account, was conducted to identify the major systems that could be affected by the Year 2000 issue. Steps were taken to resolve any potential problems including modification to existing software and the purchase of new software. As of Dec. 31, 1999, AEFC had completed its program of corrective measures on its internal systems and applications, including Year 2000 compliance testing. As of Dec. 31, 1999, AEFC had also completed an evaluation of the Year 2000 readiness of third parties whose system failures could have an impact on IDS Life's and the Variable Account's operations.

AEFC's Year 2000 project also included establishing Year 2000 contingency plans for all key business units. Business continuation plans, which address business continuation in the event of a system disruption, are in place for all key business units. As of Dec. 31, 1999, these plans had been amended to include specific Year 2000 considerations.

In assessing its Year 2000 initiatives and the results of actual production since Jan. 1, 2000, management believes no material adverse consequences were experienced, and there was no material effect on IDS Life's and the Variable Account's business, results of operations, or financial condition as a result of the Year 2000 issue.

--------------------------------------------------------------------------------

12      VARIABLE LIFE SEPARATE ACCOUNT -- SINGLE PREMIUM VARIABLE LIFE
SUBACCOUNTS

IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT -- SINGLE PREMIUM VARIABLE LIFE SUBACCOUNTS

Condensed Financial Information
(UNAUDITED)

The following tables give per-unit information about the financial history of each subaccount.

YEAR ENDED DEC. 31,    1999    1998    1997    1996    1995    1994    1993    1992    1991     1990
----------------------------------------------------------------------------------------------------

SUBACCOUNT P (INVESTING IN SHARES OF IDS LIFE SERIES FUND -- EQUITY PORTFOLIO)
Accumulation unit
  value at
  beginning of
  period              $5.73   $5.29   $4.41   $3.69   $2.69   $2.63   $2.34   $2.23   $1.35    $1.43
Accumulation unit
  value at end of
  period             $10.31   $5.73   $5.29   $4.41   $3.69   $2.69   $2.63   $2.34   $2.23    $1.35
Number of
  accumulation
  units outstanding
  at end of period
  (000 omitted)       1,668   1,794   1,902   1,965   2,052   2,239   2,374   2,493   2,575    2,893
----------------------------------------------------------------------------------------------------

SUBACCOUNT T (INVESTING IN SHARES OF IDS LIFE SERIES FUND -- GOVERNMENT SECURITIES PORTFOLIO)
Accumulation unit
  value at
  beginning of
  period              $2.33   $2.16   $2.00   $1.98   $1.69   $1.79   $1.61   $1.52   $1.31    $1.24
Accumulation unit
  value at end of
  period              $2.26   $2.33   $2.16   $2.00   $1.98   $1.69   $1.79   $1.61   $1.52    $1.31
Number of
  accumulation
  units outstanding
  at end of period
  (000 omitted)         998   1,065   1,105   1,290   1,425   1,479   1,603   1,671   1,826    1,937
----------------------------------------------------------------------------------------------------

SUBACCOUNT Q (INVESTING IN SHARES OF IDS LIFE SERIES FUND -- INCOME PORTFOLIO)
Accumulation unit
  value at
  beginning of
  period              $2.45   $2.34   $2.18   $2.12   $1.76   $1.85   $1.62   $1.49   $1.30    $1.23
Accumulation unit
  value at end of
  period              $2.44   $2.45   $2.34   $2.18   $2.12   $1.76   $1.85   $1.62   $1.49    $1.30
Number of
  accumulation
  units outstanding
  at end of period
  (000 omitted)       1,298   1,393   1,565   1,876   2,055   2,028   2,178   2,378   2,647    3,289
----------------------------------------------------------------------------------------------------

SUBACCOUNT S (INVESTING IN SHARES OF IDS LIFE SERIES FUND -- MANAGED PORTFOLIO)
Accumulation unit
  value at
  beginning of
  period              $5.11   $4.50   $3.84   $3.38   $2.85   $2.85   $2.40   $2.19   $1.67    $1.56
Accumulation unit
  value at end of
  period              $6.33   $5.11   $4.50   $3.84   $3.38   $2.85   $2.85   $2.40   $2.19    $1.67
Number of
  accumulation
  units outstanding
  at end of period
  (000 omitted)       5,257   5,649   6,071   6,473   7,266   8,103   8,703   9,123   9,735   10,289
----------------------------------------------------------------------------------------------------

SUBACCOUNT R (INVESTING IN SHARES OF IDS LIFE SERIES FUND -- MONEY MARKET PORTFOLIO)
Accumulation unit
  value at
  beginning of
  period              $1.81   $1.74   $1.66   $1.60   $1.53   $1.48   $1.45   $1.41   $1.35    $1.26
Accumulation unit
  value at end of
  period              $1.89   $1.81   $1.74   $1.66   $1.60   $1.53   $1.48   $1.45   $1.41    $1.35
Number of
  accumulation
  units outstanding
  at end of period
  (000 omitted)         815     809   1,051   1,137   1,667   1,470   1,505   2,046   2,751    3,172
----------------------------------------------------------------------------------------------------

SUBACCOUNT V04 (INVESTING IN SHARES OF 2004 TRUST)
Accumulation unit
  value at
  beginning of
  period              $3.09   $2.77   $2.52   $2.56   $1.97   $2.19   $1.82   $1.68   $1.40    $1.36
Accumulation unit
  value at end of
  period              $2.95   $3.09   $2.77   $2.52   $2.56   $1.97   $2.19   $1.82   $1.68    $1.40
Number of
  accumulation
  units outstanding
  at end of period
  (000 omitted)         462     506     516     589     696     673     732     792     800      731
----------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

IDS LIFE INSURANCE COMPANY
FINANCIAL INFORMATION

REPORT OF INDEPENDENT AUDITORS

THE BOARD OF DIRECTORS
IDS LIFE INSURANCE COMPANY
We have audited the accompanying consolidated balance sheets of IDS Life Insurance Company (a wholly-owned subsidiary of American Express Financial Corporation) as of December 31, 1999 and 1998, and the related consolidated statements of income, stockholder's equity and cash flows for each of the three years in the period ended December 31, 1999. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of IDS Life Insurance Company at December 31, 1999 and 1998, and the consolidated results of its operations and its cash flows for each of the three years in the period ended December 31, 1999, in conformity with accounting principles generally accepted in the United States.

ERNST & YOUNG LLP
February 3, 2000
Minneapolis, Minnesota

--------------------------------------------------------------------------------

                                                  IDS LIFE INSURANCE COMPANY F-1

IDS LIFE INSURANCE COMPANY

CONSOLIDATED BALANCE SHEETS

DECEMBER 31, ($ THOUSANDS)                   1999         1998
 ASSETS
------------------------------------------------------------------
Investments:
  Fixed maturities:
    Held to maturity, at amortized cost
    (fair value:
    1999, $7,105,743; 1998, $8,420,035)   $ 7,156,292  $ 7,964,114
    Available for sale, at fair value
    (amortized cost:
    1999, $13,703,137; 1998,
    $13,344,949)                           13,049,549   13,613,139
------------------------------------------------------------------
                                           20,205,841   21,577,253
Mortgage loans on real estate               3,606,377    3,505,458
Policy loans                                  561,834      525,431
Other investments                             506,797      366,604
------------------------------------------------------------------
    Total investments                      24,880,849   25,974,746
Cash and cash equivalents                      32,333       22,453
Amounts recoverable from reinsurers           327,168      262,260
Amounts due from brokers                          145          327
Other accounts receivable                      48,578       47,963
Accrued investment income                     343,449      366,574
Deferred policy acquisition costs           2,665,175    2,496,352
Deferred income taxes, net                    216,020           --
Other assets                                   33,089       30,487
Separate account assets                    35,894,732   27,349,401
------------------------------------------------------------------
Total assets                              $64,441,538  $56,550,563
------------------------------------------------------------------

 LIABILITIES AND STOCKHOLDER'S EQUITY
------------------------------------------------------------------
Liabilities:
Future policy benefits:
Fixed annuities                           $20,552,159  $21,172,303
Universal life-type insurance               3,391,203    3,343,671
Traditional life insurance                    226,842      225,306
Disability income and long-term care
  insurance                                   811,941      660,320
Policy claims and other policyholders'
  funds                                        24,600       70,309
Deferred income taxes, net                         --       16,930
Amounts due to brokers                        148,112      195,406
Other liabilities                             579,678      410,285
Separate account liabilities               35,894,732   27,349,401
------------------------------------------------------------------
Total liabilities                          61,629,267   53,443,931
------------------------------------------------------------------
Commitments and contingencies
Stockholder's equity:
  Capital stock, $30 par value per
  share;
100,000 shares authorized, issued and
  outstanding                                   3,000        3,000
Additional paid-in capital                    288,327      288,327
Accumulated other comprehensive (loss)
  income, net of tax:
Net unrealized securities (losses) gains     (411,230)     169,584
------------------------------------------------------------------
Retained earnings                           2,932,174    2,645,721
------------------------------------------------------------------
Total stockholder's equity                  2,812,271    3,106,632
------------------------------------------------------------------
Total liabilities and stockholder's
  equity                                  $64,441,538  $56,550,563
==================================================================

See accompanying notes.

--------------------------------------------------------------------------------

F-2      IDS LIFE INSURANCE COMPANY

IDS LIFE INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF INCOME

YEARS ENDED DECEMBER 31, ($ THOUSANDS)       1999         1998        1997
 REVENUES:
-----------------------------------------------------------------------------
Premiums:
Traditional life insurance                $   53,790   $   53,132  $   52,473
Disability income and long-term care
  insurance                                  201,637      176,298     154,021
-----------------------------------------------------------------------------
Total premiums                               255,427      229,430     206,494
Policyholder and contractholder charges      411,994      383,965     341,726
Management and other fees                    473,108      401,057     340,892
Net investment income                      1,919,573    1,986,485   1,988,389
Net realized gain on investments              26,608        6,902         860
-----------------------------------------------------------------------------
Total revenues                             3,086,710    3,007,839   2,878,361
-----------------------------------------------------------------------------

 BENEFITS AND EXPENSES:
-----------------------------------------------------------------------------
Death and other benefits:
Traditional life insurance                    29,819       29,835      28,951
Universal life-type insurance and
  investment contracts                       118,561      108,349      92,814
Disability income and long-term care
  insurance                                   30,622       27,414      22,333
Increase in liabilities for future
  policy benefits:
Traditional life insurance                     7,311        6,052       3,946
Disability income and long-term care
  insurance                                   87,620       73,305      63,631
Interest credited on universal life-type
  insurance and investment contracts       1,240,575    1,317,124   1,386,448
Amortization of deferred policy
  acquisition costs                          332,705      382,642     322,731
Other insurance and operating expenses       335,180      287,326     276,596
-----------------------------------------------------------------------------
Total benefits and expenses                2,182,393    2,232,047   2,197,450
-----------------------------------------------------------------------------
Income before income taxes                   904,317      775,792     680,911
Income taxes                                 267,864      235,681     206,664
-----------------------------------------------------------------------------
Net income                                $  636,453   $  540,111  $  474,247
=============================================================================

See accompanying notes.

--------------------------------------------------------------------------------

                                                  IDS LIFE INSURANCE COMPANY F-3

IDS LIFE INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY

                                                                                            ACCUMULATED
                                                                                               OTHER
                                                        TOTAL                  ADDITIONAL  COMPREHENSIVE
                                                    STOCKHOLDER'S   CAPITAL     PAID-IN    (LOSS) INCOME,   RETAINED
THREE YEARS ENDED DECEMBER 31, 1999 ($ THOUSANDS)      EQUITY        STOCK      CAPITAL      NET OF TAX     EARNINGS
---------------------------------------------------------------------------------------------------------------------
Balance, December 31, 1996                            $2,444,080     $3,000     $283,615     $  86,102     $2,071,363
Comprehensive income:
Net income                                               474,247         --           --            --        474,247
Unrealized holding gains arising during the year,
  net of deferred policy acquisition costs of
  ($7,714) and taxes of ($75,215)                        139,686         --           --       139,686             --
Reclassification adjustment for losses included in
  net income, net of tax of ($308)                           571         --           --           571             --
Other comprehensive income                               140,257         --           --       140,257             --
---------------------------------------------------------------------------------------------------------------------
Comprehensive income                                     614,504         --           --            --             --
Capital contribution from parent                           7,232         --        7,232            --             --
Cash dividends to parent                                (200,000)        --           --            --       (200,000)
---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
Balance, December 31, 1997                             2,865,816      3,000      290,847       226,359      2,345,610
Comprehensive income:
Net income                                               540,111         --           --            --        540,111
Unrealized holding losses arising during the year,
  net of deferred policy acquisition costs of
  $6,333 and taxes of $32,826                            (60,964)        --           --       (60,964)            --
Reclassification adjustment for losses included in
  net income, net of tax of ($2,254)                       4,189         --           --         4,189             --
Other comprehensive loss                                 (56,775)        --           --       (56,775)            --
Comprehensive income                                     483,336         --           --            --             --
Other changes                                             (2,520)        --       (2,520)           --             --
---------------------------------------------------------------------------------------------------------------------
Cash dividends to parent                                (240,000)        --           --            --       (240,000)
---------------------------------------------------------------------------------------------------------------------
Balance, December 31, 1998                             3,106,632      3,000      288,327       169,584      2,645,721

---------------------------------------------------------------------------------------------------------------------
Balance, December 31, 1998                            $3,106,632     $3,000     $288,327     $ 169,584     $2,645,721
Comprehensive income:
Net income                                               636,453         --           --            --        636,453
Unrealized holding losses arising during the year,
  net of deferred policy acquisition costs of
  $28,444 and taxes of $304,936                         (566,311)        --           --      (566,311)            --
Reclassification adjustment for gains included in
  net income, net of tax of $7,810                       (14,503)        --           --       (14,503)            --
---------------------------------------------------------------------------------------------------------------------
Other comprehensive loss                                (580,814)        --           --      (580,814)            --
Comprehensive income                                      55,639         --           --            --             --
---------------------------------------------------------------------------------------------------------------------
Cash dividends to parent                                (350,000)        --           --            --       (350,000)
---------------------------------------------------------------------------------------------------------------------
Balance, December 31, 1999                            $2,812,271     $3,000     $288,327     $(411,230)    $2,932,174
---------------------------------------------------------------------------------------------------------------------

See accompanying notes.

--------------------------------------------------------------------------------

F-4      IDS LIFE INSURANCE COMPANY

IDS LIFE INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF CASH FLOWS

YEARS ENDED DECEMBER 31, ($ THOUSANDS)       1999         1998         1997
 CASH FLOWS FROM OPERATING ACTIVITIES:
-------------------------------------------------------------------------------
Net income                                $   636,453  $   540,111  $   474,247
Adjustments to reconcile net income to
  net cash provided by operating
  activities: Policy loans, excluding
  universal life-type insurance:
Issuance                                      (56,153)     (53,883)     (54,665)
Repayment                                      54,105       57,902       46,015
Change in amounts recoverable from
  reinsurers                                  (64,908)     (56,544)     (47,994)
Change in other accounts receivable              (615)     (10,068)       6,194
Change in accrued investment income            23,125       (9,184)     (14,077)
Change in deferred policy acquisition
  costs, net                                 (140,379)     (10,443)    (156,486)
Change in liabilities for future policy
  benefits for traditional life,
  disability income and long-term care
  insurance                                   153,157      138,826      112,915
Change in policy claims and other
  policyholders' funds                        (45,709)       1,964      (15,289)
Deferred income tax provision (benefit)        79,796      (19,122)      19,982
Change in other liabilities                   169,395       64,902       13,305
(Accretion of discount), amortization of
  premium, net                                (17,907)       9,170       (5,649)
Net realized gain on investments              (26,608)      (6,902)        (860)
Policyholder and contractholder charges,
  non-cash                                   (175,059)    (172,396)    (160,885)
Other, net                                     (5,324)      10,786        7,161
-------------------------------------------------------------------------------
Net cash provided by operating
  activities                              $   583,369  $   485,119  $   223,914

 CASH FLOWS FROM INVESTING ACTIVITIES:
-------------------------------------------------------------------------------
Fixed maturities held to maturity:
Purchases                                 $    (3,030) $    (1,020) $    (1,996)
Maturities, sinking fund payments and
  calls                                       741,949    1,162,731      686,503
Sales                                          66,547      236,963      236,761
Fixed maturities available for sale:
Purchases                                  (3,433,128)  (4,100,238)  (3,160,133)
Maturities, sinking fund payments and
  calls                                     1,442,507    2,967,311    1,206,213
Sales                                       1,691,389      278,955      457,585
Other investments, excluding policy
  loans:
Purchases                                    (657,383)    (555,647)    (524,521)
Sales                                         406,684      579,038      335,765
Change in amounts due from brokers                182        8,073        2,647
Change in amounts due to brokers              (47,294)    (186,052)     119,471
-------------------------------------------------------------------------------
Net cash provided by (used in) investing
  activities                                  208,423      390,114     (641,705)

 CASH FLOWS FROM FINANCING ACTIVITIES:
-------------------------------------------------------------------------------
Activity related to universal life-type
  insurance and investment contracts:
Considerations received                     2,031,630    1,873,624    2,785,758
Surrenders and other benefits              (3,669,759)  (3,792,612)  (3,736,242)
Interest credited to account balances       1,240,575    1,317,124    1,386,448
Universal life-type insurance policy
  loans:
Issuance                                     (102,239)     (97,602)     (84,835)
Repayment                                      67,881       67,000       54,513
Capital transaction with parent                    --           --        7,232
Dividends paid                               (350,000)    (240,000)    (200,000)
-------------------------------------------------------------------------------
Net cash (used in) provided by financing
  activities                                 (781,912)    (872,466)     212,874
-------------------------------------------------------------------------------
Net increase (decrease) in cash and cash
  equivalents                                   9,880        2,767     (204,917)
Cash and cash equivalents at beginning
  of year                                      22,453       19,686      224,603
-------------------------------------------------------------------------------
Cash and cash equivalents at end of year  $    32,333  $    22,453  $    19,686
-------------------------------------------------------------------------------

See accompanying notes.

--------------------------------------------------------------------------------

                                                  IDS LIFE INSURANCE COMPANY F-5

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS ($ THOUSANDS)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NATURE OF BUSINESS
IDS Life Insurance Company (the Company) is a stock life insurance company organized under the laws of the State of Minnesota. The Company is a wholly-owned subsidiary of American Express Financial Corporation (AEFC), which is a wholly owned subsidiary of American Express Company. The Company serves residents of all states except New York. IDS Life Insurance Company of New York is a wholly owned subsidiary of the Company and serves New York State residents. The Company also wholly owns American Enterprise Life Insurance Company, American Centurion Life Assurance Company, American Partners Life Insurance Company and American Express Corporation.

The Company's principal products are deferred annuities and universal life insurance, which are issued primarily to individuals. It offers single premium and flexible premium deferred annuities on both a fixed and variable dollar basis. Immediate annuities are offered as well. The Company's insurance products include universal life (fixed and variable), whole life, single premium life and term products (including waiver of premium and accidental death benefits). The Company also markets disability income and long-term care insurance.

BASIS OF PRESENTATION
The accompanying consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries. All significant intercompany accounts and transactions have been eliminated in consolidation.

The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States which vary in certain respects from reporting practices prescribed or permitted by state insurance regulatory authorities (see Note 4).

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

INVESTMENTS
Fixed maturities that the Company has both the positive intent and the ability to hold to maturity are classified as held to maturity and carried at amortized cost. All other fixed maturities and all marketable equity securities are classified as available for sale and carried at fair value. Unrealized gains and losses on securities classified as available for sale are reported as a separate component of accumulated other comprehensive (loss) income, net of the related deferred policy acquisition costs effect and deferred taxes.

Realized investment gain or loss is determined on an identified cost basis.

Prepayments are anticipated on certain investments in mortgage-backed securities in determining the constant effective yield used to recognize interest income. Prepayment estimates are based on information received from brokers who deal in mortgage-backed securities.

--------------------------------------------------------------------------------

F-6      IDS LIFE INSURANCE COMPANY

Mortgage loans on real estate are carried at amortized cost less reserves for mortgage loan losses. The estimated fair value of the mortgage loans is determined by a discounted cash flow analysis using mortgage interest rates currently offered for mortgages of similar maturities.

Impairment of mortgage loans is measured as the excess of a loan's recorded investment over its present value of expected principal and interest payments discounted at the loan's effective interest rate, or the fair value of collateral. The amount of the impairment is recorded in a reserve for mortgage loan losses. The reserve for mortgage loan losses is maintained at a level that management believes is adequate to absorb estimated losses in the portfolio. The level of the reserve account is determined based on several factors, including historical experience, expected future principal and interest payments, estimated collateral values, and current economic and political conditions. Management regularly evaluates the adequacy of the reserve for mortgage loan losses.

The Company generally stops accruing interest on mortgage loans for which interest payments are delinquent more than three months. Based on management's judgment as to the ultimate collectibility of principal, interest payments received are either recognized as income or applied to the recorded investment in the loan.

The cost of interest rate caps and floors is amortized to investment income over the life of the contracts and payments received as a result of these agreements are recorded as investment income when realized. The amortized cost of interest rate caps and floors is included in other investments. Amounts paid or received under interest rate swap agreements are recognized as an adjustment to investment income.

The Company may purchase and write index options to hedge the fee income earned on the management of equity securities in separate accounts and the underlying mutual funds. These index options are carried at market value and are included in other investments or other liabilities, as appropriate. Gains or losses on index options that qualify as hedges are deferred and recognized in management and other fees in the same period as the hedged fee income.

The Company also uses index options to manage the risks related to a certain annuity product that pay interest based upon the relative change in a major stock market index between the beginning and end of the product's term. Purchased options used in conjunction with this product are reported in other investments and written options are included in other liabilities. The amortization of the cost of purchased options, the proceeds of written options and the changes in intrinsic value of the contracts are included in net investment income.

Policy loans are carried at the aggregate of the unpaid loan balances which do not exceed the cash surrender values of the related policies.

When evidence indicates a decline, which is other than temporary, in the underlying value or earning power of individual investments, such investments are written down to the fair value by a charge to income.

STATEMENTS OF CASH FLOWS
The Company considers investments with a maturity at the date of their acquisition of three months or less to be cash equivalents. These securities are carried principally at amortized cost, which approximates fair value.

--------------------------------------------------------------------------------

                                                  IDS LIFE INSURANCE COMPANY F-7

Supplementary information to the consolidated statements of cash flows for the years ended December 31 is summarized as follows:

                                       1999      1998      1997
-----------------------------------------------------------------
Cash paid during the year for:
Income taxes                         $214,940  $215,003  $174,472
Interest on borrowings                  4,521    14,529     8,213

RECOGNITION OF PROFITS ON ANNUITY CONTRACTS AND INSURANCE POLICIES
Profits on fixed deferred annuities are recognized by the Company over the lives of the contracts, using primarily the interest method. Profits represent the excess of investment income earned from investment of contract considerations over interest credited to contract owners and other expenses.

The retrospective deposit method is used in accounting for universal life-type insurance. Under this method, profits are recognized over the lives of the policies in proportion to the estimated gross profits expected to be realized.

Premiums on traditional life, disability income and long-term care insurance policies are recognized as revenue when due, and related benefits and expenses are associated with premium revenue in a manner that results in recognition of profits over the lives of the insurance policies. This association is accomplished by means of the provision for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

Policyholder and contractholder charges include the monthly cost of insurance charges, issue and administrative fees and surrender charges. These charges also include the minimum death benefit guarantee fees received from the variable life insurance separate accounts. Management and other fees include investment management fees from underlying proprietary mutual funds and mortality and expense risk fees received from the variable annuity and variable life insurance separate accounts.

DEFERRED POLICY ACQUISITION COSTS
The costs of acquiring new business, principally sales compensation, policy issue costs, underwriting and certain sales expenses, have been deferred on insurance and annuity contracts. The deferred acquisition costs for most single premium deferred annuities and installment annuities are amortized using primarily the interest method. The costs for universal life-type insurance and certain installment annuities are amortized as a percentage of the estimated gross profits expected to be realized on the policies. For traditional life, disability income and long-term care insurance policies, the costs are amortized over an appropriate period in proportion to premium revenue.

Amortization of deferred policy acquisition costs requires the use of assumptions including interest margins, mortality margins, persistency rates, maintenance expense levels and, for variable products, separate account performance. For universal life-type insurance and deferred annuities, actual experience is reflected in the Company's amortization models monthly. As actual experience differs from the current assumptions, management considers the need to change key assumptions underlying the amortization models prospectively. The impact of changing prospective assumptions is reflected in the period that such changes are made and is generally referred to as an unlocking adjustment. During 1999, unlocking adjustments resulted in a net decrease in amortization of $56.8 million. Net unlocking adjustments in 1998 and 1997 were not significant.

LIABILITIES FOR FUTURE POLICY BENEFITS
Liabilities for universal-life type insurance and fixed and variable deferred annuities are accumulation values.

--------------------------------------------------------------------------------

F-8      IDS LIFE INSURANCE COMPANY

Liabilities for equity indexed deferred annuities are determined as the present value of guaranteed benefits and the intrinsic value of index-based benefits.

Liabilities for fixed annuities in a benefit status are based on established industry mortality tables and interest rates ranging from 5% to 9.5%, depending on year of issue.

Liabilities for future benefits on traditional life insurance are based on the net level premium method, using anticipated mortality, policy persistency and interest earning rates. Anticipated mortality rates are based on established industry mortality tables. Anticipated policy persistency rates vary by policy form, issue age and policy duration with persistency on cash value plans generally anticipated to be better than persistency on term insurance plans. Anticipated interest rates range from 4% to 10%, depending on policy form, issue year and policy duration.

Liabilities for future disability income and long-term care policy benefits include both policy reserves and claim reserves. Policy reserves are based on the net level premium method, using anticipated morbidity, mortality, policy persistency and interest earning rates. Anticipated morbidity and mortality rates are based on established industry morbidity and mortality tables. Anticipated policy persistency rates vary by policy form, issue age, policy duration and, for disability income policies, occupation class. Anticipated interest rates for disability income and long-term care policy reserves are 3% to 9.5% at policy issue and grade to ultimate rates of 5% to 7% over 5 to 10 years.

Claim reserves are calculated based on claim continuance tables and anticipated interest earnings. Anticipated claim continuance rates are based on established industry tables. Anticipated interest rates for claim reserves for both disability income and long-term care range from 5% to 8%.

REINSURANCE
The maximum amount of life insurance risk retained by the Company is $750 on any policy insuring a single life and $1,500 on any policy insuring a joint-life combination. Beginning in 1999, the Company retains only 20% of the mortality risk on new variable universal life insurance policies. Risk not retained is reinsured with other life insurance companies, primarily on a yearly renewable term basis. Long-term care policies are primarily reinsured on a coinsurance basis. The Company retains all disability income and waiver of premium risk. Beginning in 2000, the Company will retain all accidental death benefit risk.

FEDERAL INCOME TAXES
The Company's taxable income is included in the consolidated federal income tax return of American Express Company. The Company provides for income taxes on a separate return basis, except that, under an agreement between AEFC and American Express Company, tax benefit is recognized for losses to the extent they can be used on the consolidated tax return. It is the policy of AEFC and its subsidiaries that AEFC will reimburse subsidiaries for all tax benefits.

Included in other liabilities at December 31, 1999 and 1998 are $852 receivable from and $26,291 payable to, respectively, AEFC for federal income taxes.

SEPARATE ACCOUNT BUSINESS
The separate account assets and liabilities represent funds held for the exclusive benefit of the variable annuity and variable life insurance contract owners. The Company receives investment management fees from the proprietary mutual funds used as investment options for variable annuities and variable life insurance. The Company receives mortality and expense risk fees from the separate accounts.

--------------------------------------------------------------------------------

                                                  IDS LIFE INSURANCE COMPANY F-9

The Company makes contractual mortality assurances to the variable annuity contract owners that the net assets of the separate accounts will not be affected by future variations in the actual life expectancy experience of the annuitants and beneficiaries from the mortality assumptions implicit in the annuity contracts. The Company makes periodic fund transfers to, or withdrawals from, the separate account assets for such actuarial adjustments for variable annuities that are in the benefit payment period. The Company also guarantees that the rates at which administrative fees are deducted from contract funds will not exceed contractual maximums.

For variable life insurance, the Company guarantees that the rates at which insurance charges and administrative fees are deducted from contract funds will not exceed contractual maximums. The Company also guarantees that the death benefit will continue payable at the initial level regardless of investment performance so long as minimum premium payments are made.

ACCOUNTING CHANGES
American Institute of Certified Public Accountants (AICPA) Statement of Position
(SOP) 98-1, "Accounting for Costs of Computer Software Developed or Obtained for Internal Use" became effective January 1, 1999. The SOP requires the capitalization of certain costs incurred after the date of adoption to develop or obtain software for internal use. Software utilized by the Company is owned by AEFC and capitalized by AEFC. As a result, the new rule did not have a material impact on the Company's results of operations or financial condition.

Effective January 1, 1999, the Company adopted AICPA SOP 97-3, "Accounting by Insurance and Other Enterprises for Insurance-Related Assessments," providing guidance for the timing of recognition of liabilities related to guaranty fund assessments. The Company had historically carried a liability for estimated guaranty fund assessment exposure. Adoption of the SOP did not have a material impact on the Company's results of operations or financial condition.

In June 1998, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities," which is effective January 1, 2001. This Statement establishes accounting and reporting standards for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities. It requires the recognition of all derivatives as either assets or liabilities on the balance sheet and measure those instruments at fair value. The accounting for changes in the fair value of a derivative depends on the intended use of the derivative and the resulting designation. The ultimate financial effect of adoption of the new rule will depend on the derivatives in place at adoption and cannot be estimated at this time.

2. INVESTMENTS

Fair values of investments in fixed maturities represent quoted market prices and estimated values when quoted prices are not available. Estimated values are determined by established procedures involving, among other things, review of market indices, price levels of current offerings of comparable issues, price estimates and market data from independent brokers and financial files.

--------------------------------------------------------------------------------

F-10      IDS LIFE INSURANCE COMPANY

The amortized cost, gross unrealized gains and losses and fair values of investments in fixed maturities and equity securities at December 31, 1999 are as follows:

                                              GROSS       GROSS
                                AMORTIZED   UNREALIZED  UNREALIZED     FAIR
HELD TO MATURITY                   COST       GAINS       LOSSES      VALUE
------------------------------------------------------------------------------
U.S. Government agency
  obligations                   $   37,613   $   236     $  2,158   $   35,691
State and municipal
  obligations                        9,681       150           --        9,831
Corporate bonds and
  obligations                    5,713,475    91,571      113,350    5,691,696
Mortgage-backed securities       1,395,523     4,953       31,951    1,368,525
------------------------------------------------------------------------------
                                $7,156,292   $96,910     $147,459   $7,105,743
------------------------------------------------------------------------------

                                               GROSS       GROSS
                                 AMORTIZED   UNREALIZED  UNREALIZED     FAIR
AVAILABLE FOR SALE                 COST        GAINS       LOSSES       VALUE
--------------------------------------------------------------------------------
U.S. Government agency
  obligations                   $    46,325   $   612     $  2,231   $    44,706
State and municipal
  obligations                        13,226       519          191        13,554
Corporate bonds and
  obligations                     7,960,352    60,120      560,450     7,460,022
Mortgage-backed securities        5,683,234     9,692      161,659     5,531,267
--------------------------------------------------------------------------------
Total fixed maturities           13,703,137    70,943      724,531    13,049,549
Equity securities                     3,000        16           --         3,016
--------------------------------------------------------------------------------
                                $13,706,137   $70,959     $724,531   $13,052,565
--------------------------------------------------------------------------------

The amortized cost, gross unrealized gains and losses and fair values of investments in fixed maturities and equity securities at December 31, 1998 are as follows:

                                              GROSS       GROSS
                                AMORTIZED   UNREALIZED  UNREALIZED     FAIR
HELD TO MATURITY                   COST       GAINS       LOSSES       VALUE
-------------------------------------------------------------------------------
U.S. Government agency
  obligations                   $   39,888   $  4,460    $    --    $   44,348
State and municipal
  obligations                        9,683        490         --        10,173
Corporate bonds and
  obligations                    6,305,476    447,752     27,087     6,726,141
Mortgage-backed securities       1,609,067     30,458        152     1,639,373
-------------------------------------------------------------------------------
                                $7,964,114   $483,160    $27,239    $8,420,035
-------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                 IDS LIFE INSURANCE COMPANY F-11

                                               GROSS       GROSS
                                 AMORTIZED   UNREALIZED  UNREALIZED     FAIR
AVAILABLE FOR SALE                 COST        GAINS       LOSSES       VALUE
--------------------------------------------------------------------------------
U.S. Government agency
  obligations                   $    52,043   $  3,324    $     --   $    55,367
State and municipal
  obligations                        11,060      1,231          --        12,291
Corporate bonds and
  obligations                     7,332,344    271,174     155,181     7,448,337
Mortgage-backed securities        5,949,502    151,511       3,869     6,097,144
--------------------------------------------------------------------------------
Total fixed maturities           13,344,949    427,240     159,050    13,613,139
Equity securities                     3,000        158          --         3,158
--------------------------------------------------------------------------------
                                $13,347,949   $427,398    $159,050   $13,616,297
--------------------------------------------------------------------------------

The amortized cost and fair value of investments in fixed maturities at December 31, 1999 by contractual maturity are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                          AMORTIZED      FAIR
HELD TO MATURITY                             COST       VALUE
----------------------------------------------------------------
Due in one year or less                   $  238,740  $  239,747
Due from one to five years                 2,996,713   3,012,721
Due from five to ten years                 1,922,199   1,893,918
Due in more than ten years                   603,117     590,832
Mortgage-backed securities                 1,395,523   1,368,525
----------------------------------------------------------------
                                          $7,156,292  $7,105,743
----------------------------------------------------------------

                                           AMORTIZED      FAIR
AVAILABLE FOR SALE                           COST         VALUE
------------------------------------------------------------------
Due in one year or less                   $   271,381  $   274,415
Due from one to five years                    595,747      592,533
Due from five to ten years                  4,936,041    4,669,573
Due in more than ten years                  2,216,734    1,981,761
Mortgage-backed securities                  5,683,234    5,531,267
------------------------------------------------------------------
                                          $13,703,137  $13,049,549
------------------------------------------------------------------

During the years ended December 31, 1999, 1998 and 1997, fixed maturities classified as held to maturity were sold with amortized cost of $68,470, $230,036 and $229,848, respectively. Net gains and losses on these sales were not significant. The sale of these fixed maturities was due to significant deterioration in the issuers' credit worthiness.

Fixed maturities available for sale were sold during 1999 with proceeds of $1,691,389 and gross realized gains and losses of $36,568 and $14,255, respectively. Fixed maturities available for sale were sold during 1998 with proceeds of $278,955 and gross realized gains and losses of $15,658 and $22,102, respectively. Fixed maturities available for sale were sold during 1997 with proceeds of $457,585 and gross realized gains and losses of $6,639 and $7,518, respectively.

At December 31, 1999, bonds carried at $14,559 were on deposit with various states as required by law.

--------------------------------------------------------------------------------

F-12      IDS LIFE INSURANCE COMPANY

At December 31, 1999, investments in fixed maturities comprised 81 percent of the Company's total invested assets. These securities are rated by Moody's and Standard & Poor's (S&P), except for securities carried at approximately $3.7 billion which are rated by AEFC's internal analysts using criteria similar to Moody's and S&P. A summary of investments in fixed maturities, at amortized cost, by rating on December 31 is as follows:

RATING                                       1999         1998
------------------------------------------------------------------
Aaa/AAA                                   $ 7,144,280  $ 7,629,628
Aaa/AA                                          1,920        2,277
Aa/AA                                         301,728      308,053
Aa/A                                          314,168      301,325
A/A                                         2,598,300    2,525,283
A/BBB                                       1,014,566    1,148,736
Baa/BBB                                     6,319,549    6,237,014
Baa/BB                                        348,849      492,696
Below investment grade                      2,816,069    2,664,051
------------------------------------------------------------------
                                          $20,859,429  $21,309,063
------------------------------------------------------------------

At December 31, 1999, 90 percent of the securities rated Aaa/AAA are GNMA, FNMA and FHLMC mortgage-backed securities. No holdings of any other issuer are greater than one percent of the Company's total investments in fixed maturities.

At December 31, 1999, approximately 14 percent of the Company's invested assets were mortgage loans on real estate. Summaries of mortgage loans by region of the United States and by type of real estate are as follows:

                                   DECEMBER 31, 1999         DECEMBER 31, 1998
                                ON BALANCE   COMMITMENTS  ON BALANCE   COMMITMENTS
REGION                             SHEET     TO PURCHASE     SHEET     TO PURCHASE
----------------------------------------------------------------------------------
East North Central              $  715,998    $ 10,380    $  750,705    $ 16,393
West North Central                 555,635      42,961       491,006      81,648
South Atlantic                     867,838      23,317       839,233      21,020
Middle Atlantic                    428,051       1,806       476,448       6,169
New England                        259,243       4,415       263,761       2,824
Pacific                            238,299       3,466       195,851      16,946
West South Central                 144,607       4,516       136,841       1,412
East South Central                  43,841          --        46,029          --
Mountain                           381,148       9,380       345,379       8,473
----------------------------------------------------------------------------------
                                 3,634,660     100,241     3,545,253     154,885
Less allowance for losses           28,283          --        39,795          --
----------------------------------------------------------------------------------
                                $3,606,377    $100,241    $3,505,458    $154,885
----------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                 IDS LIFE INSURANCE COMPANY F-13

                                   DECEMBER 31, 1999         DECEMBER 31, 1998
                                ON BALANCE   COMMITMENTS  ON BALANCE   COMMITMENTS
PROPERTY TYPE                      SHEET     TO PURCHASE     SHEET     TO PURCHASE
----------------------------------------------------------------------------------
Department/retail stores        $1,158,712    $ 33,829    $1,139,349    $ 59,305
Apartments                         887,538      11,343       960,808       9,272
Office buildings                   931,234      26,062       783,576      50,450
Industrial buildings               309,845       5,525       298,549      13,263
Hotels/motels                      103,625          --       109,185      14,122
Medical buildings                  114,045          --       124,369          --
Nursing/retirement homes            45,935          --        46,696          --
Mixed use                           66,893          --        65,151          --
Other                               16,833      23,482        17,570       8,473
----------------------------------------------------------------------------------
                                 3,634,660     100,241     3,545,253     154,885
Less allowance for losses           28,283          --        39,795          --
----------------------------------------------------------------------------------
                                $3,606,377    $100,241    $3,505,458    $154,885
----------------------------------------------------------------------------------

Mortgage loan fundings are restricted by state insurance regulatory authorities to 80 percent or less of the market value of the real estate at the time of origination of the loan. The Company holds the mortgage document, which gives it the right to take possession of the property if the borrower fails to perform according to the terms of the agreement. Commitments to purchase mortgages are made in the ordinary course of business. The fair value of the mortgage commitments is $nil.

At December 31, 1999 and 1998, the Company's recorded investment in impaired loans was $21,375 and $24,941, respectively, with allowances of $5,750 and $6,662, respectively. During 1999 and 1998, the average recorded investment in impaired loans was $23,815 and $37,873, respectively.

The Company recognized $1,190, $1,809 and $2,981 of interest income related to impaired loans for the years ended December 31, 1999, 1998 and 1997 respectively.

The following table presents changes in the allowance for losses related to all loans:

                                      1999     1998     1997
--------------------------------------------------------------
Balance, January 1                   $39,795  $38,645  $37,495
Provision (reduction) for
  investment losses                   (9,512)   7,582    8,801
Loan payoffs                            (500)    (800)  (3,851)
Foreclosures and writeoffs            (1,500)  (5,632)  (3,800)
--------------------------------------------------------------
Balance, December 31                 $28,283  $39,795  $38,645
--------------------------------------------------------------

At December 31, 1999, the Company had no commitments to purchase investments other than mortgage loans.

--------------------------------------------------------------------------------

F-14      IDS LIFE INSURANCE COMPANY

Net investment income for the years ended December 31 is summarized as follows:

                                        1999        1998        1997
-----------------------------------------------------------------------
Interest on fixed maturities         $1,598,059  $1,676,984  $1,692,481
Interest on mortgage loans              285,921     301,253     305,742
Other investment income                  70,892      43,518      25,089
Interest on cash equivalents              5,871       5,486       5,914
-----------------------------------------------------------------------
                                      1,960,743   2,027,241   2,029,226
Less investment expenses                 41,170      40,756      40,837
-----------------------------------------------------------------------
                                     $1,919,573  $1,986,485  $1,988,389
-----------------------------------------------------------------------

Net realized gain (loss) on investments for the years ended December 31 is summarized as follows:

                                      1999     1998     1997
--------------------------------------------------------------
Fixed maturities                     $22,387  $12,084  $16,115
Mortgage loans                        10,211   (5,933)  (6,424)
Other investments                     (5,990)     751   (8,831)
--------------------------------------------------------------
                                     $26,608  $ 6,902  $   860
--------------------------------------------------------------

Changes in net unrealized appreciation (depreciation) of investments for the years ended December 31 are summarized as follows:

                                       1999       1998      1997
------------------------------------------------------------------
Fixed maturities available for sale  $(921,778) $(93,474) $223,441
Equity securities                         (142)     (203)       53

3. INCOME TAXES

The Company qualifies as a life insurance company for federal income tax purposes. As such, the Company is subject to the Internal Revenue Code provisions applicable to life insurance companies.

The income tax expense (benefit) for the years ended December 31 consists of the following:

                                       1999      1998      1997
-----------------------------------------------------------------
Federal income taxes:
Current                              $178,444  $244,946  $176,879
Deferred                               79,796   (16,602)   19,982
-----------------------------------------------------------------
                                      258,240   228,344   196,861
State income taxes-current              9,624     7,337     9,803
-----------------------------------------------------------------
Income tax expense                   $267,864  $235,681  $206,664
-----------------------------------------------------------------

--------------------------------------------------------------------------------

                                                 IDS LIFE INSURANCE COMPANY F-15

Increases (decreases) to the income tax provision applicable to pretax income based on the statutory rate are attributable to:

                                 1999              1998              1997
                           PROVISION  RATE   PROVISION  RATE   PROVISION  RATE
-------------------------------------------------------------------------------
Federal income taxes
  based on the statutory
  rate                     $316,511   35.0%  $271,527   35.0%  $238,319   35.0%
Tax-excluded interest and
  dividend income            (9,626)  (1.1)   (12,289)  (1.6)   (10,294)  (1.5)
State taxes, net of
  federal benefit             6,256    0.7      4,769    0.6      6,372    0.9
Affordable housing
  credits                   (31,000)  (3.4)   (19,688)  (2.5)   (20,705)  (3.0)
Other, net                  (14,277)  (1.6)    (8,638)  (1.1)    (7,028)  (1.0)
-------------------------------------------------------------------------------
Total income taxes         $267,864   29.6%  $235,681   30.4%  $206,664   30.4%
-------------------------------------------------------------------------------

A portion of life insurance company income earned prior to 1984 was not subject to current taxation but was accumulated, for tax purposes, in a policyholders' surplus account. At December 31, 1999, the Company had a policyholders' surplus account balance of $20,114. The policyholders' surplus account is only taxable if dividends to the stockholder exceed the stockholder's surplus account or if the Company is liquidated. Deferred income taxes of $7,040 have not been established because no distributions of such amounts are contemplated.

Significant components of the Company's deferred tax assets and liabilities as of December 31 are as follows:

                                            1999      1998
------------------------------------------------------------
Deferred tax assets:
Policy reserves                           $733,647  $756,769
Unrealized loss on available for sale
  investments                              221,431        --
Investments, other                           1,873        --
Life insurance guaranty fund assessment
  reserve                                    4,789    15,289
Other                                           --     4,253
------------------------------------------------------------
Total deferred tax assets                  961,740   776,311
------------------------------------------------------------
Deferred tax liabilities:
Deferred policy acquisition costs          740,837   698,471
Unrealized gain on available for sale
  investments                                   --    91,315
Investments, other                              --     3,455
Other                                        4,883        --
------------------------------------------------------------
Total deferred tax liabilities             745,720   793,241
------------------------------------------------------------
Net deferred tax assets (liabilities)     $216,020  $(16,930)
------------------------------------------------------------

The Company is required to establish a valuation allowance for any portion of the deferred tax assets that management believes will not be realized. In the opinion of management, it is more likely than not that the Company will realize the benefit of the deferred tax assets and, therefore, no such valuation allowance has been established.

4. STOCKHOLDER'S EQUITY

Retained earnings available for distribution as dividends to the parent are limited to the Company's surplus as determined in accordance with accounting practices prescribed by state insurance regulatory authorities. Statutory unassigned surplus

--------------------------------------------------------------------------------

F-16      IDS LIFE INSURANCE COMPANY
aggregated $1,693,356 as of December 31, 1999 and $1,598,203 as of December 31, 1998 (see Note 3 with respect to the income tax effect of certain distributions). In addition, any dividend distributions in 2000 in excess of approximately $418,845 would require approval of the Department of Commerce of the State of Minnesota.

Statutory net income for the years ended December 31 and capital and surplus as of December 31 are summarized as follows:

                                        1999        1998        1997
-----------------------------------------------------------------------
Statutory net income                 $  478,173  $  429,903  $  379,615
Statutory capital and surplus         1,978,406   1,883,405   1,765,290

5. RELATED PARTY TRANSACTIONS

The Company loans funds to AEFC under a collateral loan agreement. The balance of the loan was $nil at December 31, 1999 and 1998. This loan can be increased to a maximum of $75,000 and pays interest at a rate equal to the preceding month's effective new money rate for the Company's permanent investments. Interest income on related party loans totaled $nil, $nil and $103 in 1999, 1998 and 1997, respectively.

The Company participates in the American Express Company Retirement Plan which covers all permanent employees age 21 and over who have met certain employment requirements. Employer contributions to the plan are based on participants' age, years of service and total compensation for the year. Funding of retirement costs for this plan complies with the applicable minimum funding requirements specified by ERISA. The Company's share of the total net periodic pension cost was $223, $211 and $201 in 1999, 1998 and 1997, respectively.

The Company also participates in defined contribution pension plans of American Express Company which cover all employees who have met certain employment requirements. Company contributions to the plans are a percent of either each employee's eligible compensation or basic contributions. Costs of these plans charged to operations in 1999, 1998 and 1997 were $1,906, $1,503 and $1,245, respectively.

The Company participates in defined benefit health care plans of AEFC that provide health care and life insurance benefits to retired employees and retired financial advisors. The plans include participant contributions and service related eligibility requirements. Upon retirement, such employees are considered to have been employees of AEFC. AEFC expenses these benefits and allocates the expenses to its subsidiaries. The Company's share of postretirement benefits in 1999, 1998 and 1997 was $1,147, $1,352 and $1,330, respectively.

Charges by AEFC for use of joint facilities, technology support, marketing services and other services aggregated $485,177, $411,337 and $414,155 for 1999, 1998 and 1997, respectively. Certain of these costs are included in deferred policy acquisition costs.

6. COMMITMENTS AND CONTINGENCIES

At December 31, 1999, 1998 and 1997, traditional life insurance and universal life-type insurance in force aggregated $89,271,957, $81,074,928 and $74,730,720 respectively, of which $8,281,576, $4,912,313 and $4,351,904 were reinsured at the respective year ends. The Company also reinsures a portion of the risks assumed under disability income and long-term care policies. Under all reinsurance agreements, premiums ceded to reinsurers amounted to $76,970, $66,378 and $60,495 and reinsurance recovered from reinsurers amounted to $27,816, $20,982, and $19,042 for the years ended December 31, 1999, 1998 and
1997, respectively. Reinsurance contracts do not relieve the Company from its primary obligation to policyholders.

--------------------------------------------------------------------------------

                                                 IDS LIFE INSURANCE COMPANY F-17

In January 2000, AEFC reached an agreement in principle to settle three class-action lawsuits. The Company had been named as a co-defendant in all three lawsuits. It is expected the settlement will provide $215 million of benefits to more than 2 million class participants. The agreement in principle to settle also provides for release by class members of all insurance and annuity market conduct claims dating back to 1985 and is subject to a number of contingencies including a definitive agreement and court approval. The settlement costs allocated to the Company are included in the accompanying 1999 statement of income and did not have a material impact on the Company's consolidated financial position or results from operations.

The Company is named as a defendant in various other lawsuits. The outcome of any litigation cannot be predicted with certainty. In the opinion of management, however, the ultimate resolution of these lawsuits, taken in aggregate should not have a material adverse effect on the Company's consolidated financial position.

The IRS routinely examines the Company's federal income tax returns and is currently completing the audit for the 1990 through 1992 tax years. Management does not believe there will be a material adverse effect on the Company's consolidated financial position as a result of this audit.

7. LINES OF CREDIT

The Company has available lines of credit with its parent aggregating $200,000 ($100,000 committed and $100,000 uncommitted). The interest rate for any borrowings is established by reference to various indices plus 20 to 45 basis points, depending on the term. Borrowings outstanding under this agreement were $50,000 uncommitted at December 31, 1999 and $nil at December 31, 1998.

8. DERIVATIVE FINANCIAL INSTRUMENTS

The Company enters into transactions involving derivative financial instruments to manage its exposure to interest rate risk and equity market risk, including hedging specific transactions. The Company does not hold derivative instruments for trading purposes. The Company manages risks associated with these instruments as described below.

Market risk is the possibility that the value of the derivative financial instruments will change due to fluctuations in a factor from which the instrument derives its value, primarily an interest rate or equity market index. The Company is not impacted by market risk related to derivatives held for non-trading purposes beyond that inherent in cash market transactions. Derivatives held for purposes other than trading are largely used to manage risk and, therefore, the cash flow and income effects of the derivatives are inverse to the effects of the underlying transactions.

Credit risk is the possibility that the counterparty will not fulfill the terms of the contract. The Company monitors credit risk related to derivative financial instruments through established approval procedures, including setting concentration limits by counterparty, and requiring collateral, where appropriate. A vast majority of the Company's counterparties are rated A or better by Moody's and Standard & Poor's.

Credit risk related to interest rate caps and floors and index options is measured by the replacement cost of the contracts. The replacement cost represents the fair value of the instruments.

The notional or contract amount of a derivative financial instrument is generally used to calculate the cash flows that are received or paid over the life of the agreement. Notional amounts are not recorded on the balance sheet. Notional amounts far exceed the related credit risk.

--------------------------------------------------------------------------------

F-18      IDS LIFE INSURANCE COMPANY

The Company's holdings of derivative financial instruments are as follows:

                                 NOTIONAL   CARRYING    FAIR    TOTAL CREDIT
DECEMBER 31, 1999                 AMOUNT     AMOUNT    VALUE      EXPOSURE
----------------------------------------------------------------------------
Assets:
  Interest rate caps            $2,500,000  $ 9,685   $ 12,773    $12,773
  Interest rate floors           1,000,000      602        319        319
  Options purchased                180,897   49,789     61,745     61,745
Liabilities:
  Options written                   43,262   (1,677)    (2,402)        --
Off balance sheet:
  Interest rate swaps            1,267,000       --    (17,582)        --
                                            -------   --------    -------
                                            $58,399   $ 54,853    $74,837
                                            =======   ========    =======

                                 NOTIONAL   CARRYING    FAIR    TOTAL CREDIT
DECEMBER 31, 1998                 AMOUNT     AMOUNT    VALUE      EXPOSURE
----------------------------------------------------------------------------
Assets:
  Interest rate caps            $3,400,000  $ 15,985  $  4,256    $ 4,256
  Interest rate floors           1,000,000     1,082    13,971     13,971
  Options purchased                110,912    24,094    29,453     29,453
Liabilities:
  Options purchased/written        265,454   (10,526)  (11,062)        --
Off balance sheet:
  Interest rate swaps            1,667,000        --   (73,477)        --
                                            --------  --------    -------
                                            $ 30,635  $(36,859)   $47,680
                                            ========  ========    =======

The fair values of derivative financial instruments are based on market values, dealer quotes or pricing models. The interest rate caps, floors and swaps expire on various dates from 2000 to 2003. The purchased and written options expire on various dates from 2000 to 2006.

Interest rate caps, swaps and floors are used principally to manage the Company's interest rate risk. These instruments are used to protect the margin between interest rates earned on investments and the interest rates credited to related annuity contract holders.

The Company also uses interest rate swaps to manage interest rate risk related to the level of fee income earned on the management of fixed income securities in separate accounts and the underlying mutual funds. The amount of fee income received is based upon the daily market value of the separate account and mutual fund assets. As a result, changing interest rate conditions could impact the Company's fee income significantly. The Company entered into interest rate swaps to hedge anticipated fee income for 1999 related to separate accounts and mutual funds which invest in fixed income securities. Interest was reported in management and other fees.

The Company offers an annuity product that pays interest based upon the relative change in a major stock market index between the beginning and end of the product's term. As a means of hedging its obligation under the provisions of this product, the Company purchases and writes options on the major stock market index.

--------------------------------------------------------------------------------

                                                 IDS LIFE INSURANCE COMPANY F-19

Index options are used to manage the equity market risk related to the fee income that the Company receives from its separate accounts and the underlying mutual funds. The amount of the fee income received is based upon the daily market value of the separate account and mutual fund assets. As a result, the Company's fee income could be impacted significantly by fluctuations in the equity market. The Company entered into index option collars (combination of puts and calls) to hedge anticipated fee income for 1999 and 1998 related to separate accounts and mutual funds which invest in equity securities. Testing demonstrated the impact of these instruments on the income statement closely correlates with the amount of fee income the Company realizes. At December 31, 1999 deferred losses on purchased put and written call index options were $nil. At December 31, 1998 deferred losses on purchased put and written call index options were $2,933 and deferred gains on written call index options were $7,435, respectively.

9. FAIR VALUES OF FINANCIAL INSTRUMENTS

The Company discloses fair value information for most on- and off-balance sheet financial instruments for which it is practicable to estimate that value. Fair values of life insurance obligations and all non-financial instruments, such as deferred acquisition costs are excluded.

Off-balance sheet intangible assets, such as the value of the field force, are also excluded. Management believes the value of excluded assets and liabilities is significant. The fair value of the Company, therefore, cannot be estimated by aggregating the amounts presented.

                                          1999                      1998
                                 CARRYING       FAIR       CARRYING       FAIR
FINANCIAL ASSETS                   VALUE        VALUE        VALUE        VALUE
----------------------------------------------------------------------------------
Investments:
  Fixed maturities (Note 2):
    Held to maturity            $ 7,156,292  $ 7,105,743  $ 7,964,114  $ 8,420,035
    Available for sale           13,049,549   13,049,549   13,613,139   13,613,139
  Mortgage loans on real
    estate (Note 2)               3,606,377    3,541,958    3,505,458    3,745,617
  Other:
    Equity securities (Note 2)        3,016        3,016        3,158        3,158
    Derivative financial
      Instruments (Note 8)           60,076       74,837       41,161       47,680
    Other                             2,258        2,258       28,872       28,872
Cash and cash equivalents
  (Note 1)                           32,333       32,333       22,453       22,453
Separate account assets (Note
  1)                             35,894,732   35,894,732   27,349,401   27,349,401

                                          1999                      1998
                                 CARRYING       FAIR       CARRYING       FAIR
FINANCIAL LIABILITIES              VALUE        VALUE        VALUE        VALUE
----------------------------------------------------------------------------------
Future policy benefits for
  fixed annuities               $19,189,170  $18,591,859  $19,855,203  $19,144,838
  Derivative financial
    instruments (Note 8)              1,677       19,984       10,526       84,539
Separate account liabilities     31,869,184   31,016,081   25,005,732   24,179,115

At December 31, 1999 and 1998, the carrying amount and fair value of future policy benefits for fixed annuities exclude life insurance-related contracts carried at $1,270,094 and $1,226,985, respectively, and policy loans of $92,895 and $90,115, respectively. The fair value of these benefits is based on the status of the annuities at December 31, 1999 and 1998. The fair value of deferred

--------------------------------------------------------------------------------

F-20      IDS LIFE INSURANCE COMPANY
annuities is estimated as the carrying amount less any applicable surrender charges and related loans. The fair value for annuities in non-life contingent payout status is estimated as the present value of projected benefit payments at rates appropriate for contracts issued in 1999 and 1998.

At December 31, 1999 and 1998, the fair value of liabilities related to separate accounts is estimated as the carrying amount less any applicable surrender charges and less variable insurance contracts carried at $4,025,548 and $2,343,669, respectively.

10. YEAR 2000 (UNAUDITED)

The Year 2000 issue is the result of computer programs having been written using two digits rather than four to define a year. Any programs that have time-sensitive software may recognize a date using "00" as the year 1900 rather than 2000. This could result in the failure of major systems or miscalculations, which could have a material impact on the operations of the Company. All of the major systems used by the Company are maintained by AEFC and are utilized by multiple subsidiaries and affiliates of AEFC. The Company's businesses are heavily dependent upon AEFC's computer systems and have significant interaction with systems of third parties.

A comprehensive review of AEFC's computer systems and business processes, including those specific to the Company, was conducted to identify the major systems that could be affected by the Year 2000 issue. Steps were taken to resolve potential problems including modification to existing software and the purchase of new software. As of December 31, 1999, AEFC had completed its program of corrective measures on its internal systems and applications, including Year 2000 compliance testing. As of December 31, 1999, AEFC had also completed an evaluation of the Year 2000 readiness of other third parties whose system failures could have an impact on the Company's operations.

AEFC's Year 2000 project also included establishing Year 2000 contingency plans for all key business units. Business continuation plans, which address business continuation in the event of a system disruption, are in place for all key business units. At December 31, 1999, these plans had been amended to include specific Year 2000 considerations.

In assessing its Year 2000 initiatives and the results of actual production since January 1, 2000, management believes no material adverse consequences were experienced, and there was no material effect on the Company's business, results of operations, or financial condition as a result of the Year 2000 issue.

--------------------------------------------------------------------------------

                                                 IDS LIFE INSURANCE COMPANY F-21